Leases - Schedule of Weighted-Average Remaining Lease Term and the Weighted-Average Discount Rate of Leases (Details)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted-Average Remaining Lease Term and the Weighted-Average Discount Rate of Leases [Abstract]
Weighted-average remaining operating lease term		1 year
Weighted-average operating discount rate		4.75%
Weighted-average remaining financing lease term		0 years
Weighted-average financing discount rate		1.04%